Consolidated Portfolio of Investments
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Money Market Funds 90.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(a),(b)	114,234,151	114,222,728
Total Money Market Funds (Cost $114,208,775)		114,222,728
Total Investments in Securities (Cost: $114,208,775)		114,222,728
Other Assets & Liabilities, Net		11,503,372
Net Assets		125,726,100
At March 31, 2021, securities and/or cash totaling $10,307,803 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	10	05/2021	USD	623,100	136,348	—
Brent Crude	24	05/2021	USD	1,495,440	—	(115,107)
Brent Crude	59	07/2021	USD	3,627,910	226,123	—
Brent Crude	20	07/2021	USD	1,229,800	52,807	—
Brent Crude	18	09/2021	USD	1,091,340	66,853	—
Brent Crude	3	09/2021	USD	181,890	7,862	—
Brent Crude	19	09/2021	USD	1,151,970	—	(74,768)
Brent Crude	20	11/2021	USD	1,197,200	—	(74,784)
Coffee	3	05/2021	USD	138,938	9,312	—
Coffee	9	07/2021	USD	423,225	687	—
Coffee	2	09/2021	USD	95,475	354	—
Coffee	7	09/2021	USD	334,163	—	(3,357)
Coffee	27	09/2021	USD	1,288,913	—	(69,958)
Coffee	1	12/2021	USD	48,619	277	—
Coffee	4	12/2021	USD	194,475	—	(2,150)
Coffee	13	12/2021	USD	632,044	—	(31,047)
Copper	13	05/2021	USD	1,298,538	126,467	—
Copper	2	05/2021	USD	199,775	11,027	—
Copper	9	07/2021	USD	900,113	91,067	—
Copper	9	09/2021	USD	900,338	69,818	—
Copper	1	09/2021	USD	100,038	5,918	—
Copper	26	09/2021	USD	2,600,975	—	(38,687)
Copper	4	12/2021	USD	399,450	32,351	—
Copper	1	12/2021	USD	99,863	6,105	—
Copper	13	12/2021	USD	1,298,213	—	(18,106)
Corn	52	05/2021	USD	1,467,050	88,764	—
Corn	30	05/2021	USD	846,375	35,828	—
Corn	36	07/2021	USD	985,500	101,145	—
Corn	36	09/2021	USD	892,800	33,219	—
Corn	5	09/2021	USD	124,000	6,928	—
Corn	119	09/2021	USD	2,951,200	—	(17,720)
Corn	17	12/2021	USD	405,875	17,269	—
Corn	5	12/2021	USD	119,375	7,933	—
Corn	61	12/2021	USD	1,456,375	—	(13,297)
Cotton	1	05/2021	USD	40,440	4,928	—
Cotton	3	05/2021	USD	121,320	—	(4,730)
Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2021	1

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Cotton	2	05/2021	USD	80,880	—	(5,603)
Cotton	6	07/2021	USD	246,510	2,705	—
Cotton	3	12/2021	USD	120,150	5,018	—
Cotton	6	12/2021	USD	240,300	—	(7,874)
Cotton	26	12/2021	USD	1,041,300	—	(43,535)
Gas Oil	2	05/2021	USD	101,500	33,251	—
Gas Oil	5	05/2021	USD	253,750	—	(8,350)
Gas Oil	9	07/2021	USD	460,350	51,517	—
Gas Oil	8	09/2021	USD	411,200	27,800	—
Gas Oil	2	09/2021	USD	102,800	2,175	—
Gas Oil	27	09/2021	USD	1,387,800	—	(81,098)
Gas Oil	4	11/2021	USD	205,900	7,508	—
Gas Oil	1	11/2021	USD	51,475	1,247	—
Gas Oil	13	11/2021	USD	669,175	—	(37,171)
Gold 100 oz.	4	06/2021	USD	686,240	2,967	—
Gold 100 oz.	2	06/2021	USD	343,120	—	(1,277)
Gold 100 oz.	6	06/2021	USD	1,029,360	—	(77,709)
Gold 100 oz.	12	08/2021	USD	2,061,000	—	(126,601)
Gold 100 oz.	34	08/2021	USD	5,839,500	—	(384,163)
Gold 100 oz.	14	12/2021	USD	2,408,840	14,130	—
Gold 100 oz.	12	12/2021	USD	2,064,720	—	(32,304)
Gold 100 oz.	9	12/2021	USD	1,548,540	—	(110,240)
Lean Hogs	46	06/2021	USD	1,937,520	156,393	—
Lean Hogs	5	06/2021	USD	210,600	51,001	—
Lean Hogs	9	07/2021	USD	376,830	56,284	—
Lean Hogs	1	07/2021	USD	41,870	2,030	—
Lean Hogs	26	08/2021	USD	1,062,620	56,510	—
Lean Hogs	4	08/2021	USD	163,480	23,275	—
Lean Hogs	9	10/2021	USD	305,820	30,362	—
Lean Hogs	15	10/2021	USD	509,700	19,277	—
Lean Hogs	13	12/2021	USD	396,240	3,953	—
Live Cattle	7	06/2021	USD	344,120	35,669	—
Live Cattle	6	06/2021	USD	294,960	8,904	—
Live Cattle	37	08/2021	USD	1,805,230	58,824	—
Live Cattle	14	08/2021	USD	683,060	17,373	—
Live Cattle	12	10/2021	USD	601,080	21,422	—
Live Cattle	13	10/2021	USD	651,170	17,332	—
Live Cattle	12	12/2021	USD	614,520	15,886	—
Natural Gas	1	04/2021	USD	26,080	847	—
Natural Gas	29	04/2021	USD	756,320	—	(45,123)
Natural Gas	65	04/2021	USD	1,695,200	—	(132,525)
Natural Gas	1	06/2021	USD	27,320	—	(204)
Natural Gas	43	06/2021	USD	1,174,760	—	(25,783)
Natural Gas	34	08/2021	USD	931,600	—	(52,275)
Natural Gas	141	08/2021	USD	3,863,400	—	(141,730)
Natural Gas	14	10/2021	USD	396,200	—	(30,773)
Natural Gas	71	10/2021	USD	2,009,300	—	(64,495)
Nickel	4	07/2021	USD	385,752	—	(25,642)
Nickel	12	09/2021	USD	1,158,660	—	(13,139)
Nickel	3	09/2021	USD	289,665	—	(35,977)
Nickel	1	11/2021	USD	96,663	—	(12,652)
Nickel	7	11/2021	USD	676,641	—	(21,269)
NY Harbor ULSD Heat Oil	3	04/2021	USD	222,995	—	(7,662)
NY Harbor ULSD Heat Oil	5	06/2021	USD	372,981	42,095	—
NY Harbor ULSD Heat Oil	5	08/2021	USD	374,514	22,808	—
NY Harbor ULSD Heat Oil	15	08/2021	USD	1,123,542	—	(86,071)
NY Harbor ULSD Heat Oil	2	10/2021	USD	150,368	4,065	—
NY Harbor ULSD Heat Oil	8	10/2021	USD	601,474	—	(35,222)
2	Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Primary Aluminum	3	05/2021	USD	165,019	22,019	—
Primary Aluminum	1	05/2021	USD	55,006	715	—
Primary Aluminum	13	07/2021	USD	720,119	63,649	—
Primary Aluminum	12	09/2021	USD	667,425	52,356	—
Primary Aluminum	38	09/2021	USD	2,113,513	37,551	—
Primary Aluminum	20	11/2021	USD	1,115,125	22,096	—
Primary Aluminum	5	11/2021	USD	278,781	19,981	—
RBOB Gasoline	15	04/2021	USD	1,234,611	135,929	—
RBOB Gasoline	6	04/2021	USD	493,844	36,482	—
RBOB Gasoline	5	06/2021	USD	406,875	67,219	—
RBOB Gasoline	5	08/2021	USD	395,724	47,558	—
RBOB Gasoline	1	08/2021	USD	79,145	6,859	—
RBOB Gasoline	16	08/2021	USD	1,266,317	—	(48,756)
RBOB Gasoline	2	10/2021	USD	144,547	11,934	—
RBOB Gasoline	1	10/2021	USD	72,274	7,604	—
RBOB Gasoline	9	10/2021	USD	650,462	—	(25,634)
Silver	1	05/2021	USD	122,660	—	(12,817)
Silver	4	05/2021	USD	490,640	—	(35,131)
Silver	5	07/2021	USD	614,300	—	(4,823)
Silver	3	09/2021	USD	369,135	—	(22,603)
Silver	16	09/2021	USD	1,968,720	—	(105,100)
Silver	1	12/2021	USD	123,250	—	(12,159)
Silver	9	12/2021	USD	1,109,250	—	(56,149)
Soybean	23	05/2021	USD	1,652,263	109,743	—
Soybean	8	05/2021	USD	574,700	21,289	—
Soybean	13	07/2021	USD	928,038	45,311	—
Soybean	20	11/2021	USD	1,256,250	81,507	—
Soybean	72	11/2021	USD	4,522,500	55,210	—
Soybean Meal	3	05/2021	USD	126,960	16,891	—
Soybean Meal	19	05/2021	USD	804,080	13,648	—
Soybean Meal	27	05/2021	USD	1,142,640	—	(25,624)
Soybean Meal	13	07/2021	USD	552,240	—	(10,243)
Soybean Meal	69	12/2021	USD	2,742,750	135,685	—
Soybean Meal	14	12/2021	USD	556,500	32,031	—
Soybean Oil	40	05/2021	USD	1,270,080	223,786	—
Soybean Oil	10	05/2021	USD	317,520	47,142	—
Soybean Oil	19	07/2021	USD	578,664	103,428	—
Soybean Oil	29	12/2021	USD	801,096	93,508	—
Soybean Oil	23	12/2021	USD	635,352	14,541	—
Soybean Oil	77	12/2021	USD	2,127,048	—	(94,479)
Sugar #11	3	04/2021	USD	49,627	3,327	—
Sugar #11	19	04/2021	USD	314,306	—	(21,814)
Sugar #11	77	04/2021	USD	1,273,765	—	(76,632)
Sugar #11	27	06/2021	USD	446,645	17,126	—
Sugar #11	19	09/2021	USD	314,518	5,800	—
Sugar #11	19	09/2021	USD	314,518	—	(5,538)
Sugar #11	96	09/2021	USD	1,589,146	—	(77,778)
Sugar #11	26	02/2022	USD	437,965	—	(20,574)
Wheat	5	05/2021	USD	154,500	3,093	—
Wheat	1	05/2021	USD	28,788	—	(1,441)
Wheat	4	05/2021	USD	115,150	—	(3,245)
Wheat	3	05/2021	USD	92,700	—	(4,974)
Wheat	5	05/2021	USD	154,500	—	(8,558)
Wheat	8	07/2021	USD	232,700	—	(8,053)
Wheat	14	07/2021	USD	431,025	—	(9,223)
Wheat	10	09/2021	USD	308,625	—	(8,884)
Wheat	6	09/2021	USD	176,550	—	(10,461)
Wheat	26	09/2021	USD	765,050	—	(53,167)
Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2021	3

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Wheat	45	09/2021	USD	1,388,813	—	(54,922)
Wheat	5	12/2021	USD	156,000	—	(4,130)
Wheat	3	12/2021	USD	89,775	—	(6,283)
Wheat	13	12/2021	USD	389,025	—	(25,051)
Wheat	23	12/2021	USD	717,600	—	(26,216)
WTI Crude	47	04/2021	USD	2,780,520	167,319	—
WTI Crude	11	04/2021	USD	650,760	14,038	—
WTI Crude	5	04/2021	USD	295,800	—	(27,028)
WTI Crude	7	06/2021	USD	413,210	52,232	—
WTI Crude	23	08/2021	USD	1,339,520	103,970	—
WTI Crude	4	08/2021	USD	232,960	9,269	—
WTI Crude	74	08/2021	USD	4,309,760	—	(328,923)
WTI Crude	11	10/2021	USD	630,190	29,801	—
WTI Crude	4	10/2021	USD	229,160	5,149	—
WTI Crude	37	10/2021	USD	2,119,730	—	(148,664)
Zinc	1	05/2021	USD	70,306	4,384	—
Zinc	7	07/2021	USD	493,806	8,722	—
Zinc	21	09/2021	USD	1,485,094	17,755	—
Zinc	6	09/2021	USD	424,313	14,570	—
Zinc	3	11/2021	USD	212,494	10,469	—
Zinc	11	11/2021	USD	779,144	8,769	—
Total					3,933,483	(3,495,255)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	57,858,771	84,375,960	(28,012,004)	1	114,222,728	—	23,138	114,234,151
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7001_03_L01_(03/21)